PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Schedule of Outstanding Balances Between the Group and the Related Party Transactions and Balances (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Accounts payable	$ (5,247,517)	$ (4,452,779)
Other receivables	8,778,733	6,266,255
InterCement Brasil S.A.
Disclosure of transactions between related parties [line items]
Accounts payable	(272,052)	(225,311)
InterCement Trading e Inversiones S.A.
Disclosure of transactions between related parties [line items]
Accounts payable	(1,499,867)	(1,242,242)
Other receivables	3,047,532	2,845,803
Intercement Participações S.A.
Disclosure of transactions between related parties [line items]
Accounts payable	(3,475,598)	(2,985,226)
Other receivables	3,662,915	3,420,452
InterCement Trading e Inversiones Argentina S.L
Disclosure of transactions between related parties [line items]
Other receivables	$ 2,068,286	$ 0